Obligations under Guarantees and Other Off-balance Sheet Instruments (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 60,558,000	¥ 61,313,000
Contractual maturities of guarantees mainly comprised of guarantees of housing loans, in years	Over 5 years
Carrying amounts of the liabilities related to guarantees and similar instruments	¥ 1,329,475	1,650,043
Allowance for off-balance sheet instruments	¥ 79,803	36,466
Lending-related commitments which expire within one year, in approximate percentage	66.00%
Lending-related commitments which expire from one year to five years, in approximate percentage	31.00%
Lending-related commitments which expire after five years, in approximate percentage	3.00%
Portion Syndicated out to Third Parties [Member]
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 390,400	378,200
Segregated Records of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	9,561,000	8,636,000
Options Sold [Member]
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 1,290,563	¥ 1,606,885